Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Financial instruments
Carrying amount of financial assets	€ 5,685,988	€ 5,895,760
Carrying amount of financial liabilities	14,210,553	15,326,777
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,927,605	9,763,867
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	44,273	40,641
Not classified
Financial instruments
Carrying amount of financial liabilities	5,238,675	5,522,269
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	751,509	762,068
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	751,509	762,068
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	96,579	123,081
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	96,579	123,081
Short-term debt
Financial instruments
Carrying amount of financial liabilities	103,925	456,904
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	103,925	456,904
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,177,316	7,447,562
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,214,324	5,972,767
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	529,091	767,328
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,177,316	7,447,562
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	3,922,343	4,145,946
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	3,922,343	4,145,946
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,158,881	2,391,216
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	798,276	974,252
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	44,273	40,641
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,316,332	1,376,323
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	5,425	4,315
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	5,425	4,315
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	5,425	4,315
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	11,005	4,890
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	11,005	4,890
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	11,005	4,890
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	23,576
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial liabilities	23,576
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	23,576
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	9,692	35,751
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	9,692	35,751
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	9,692	35,751
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,310,907	1,372,008
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,310,907	1,372,008
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,310,907	1,372,008
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	798,276	974,252
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	798,276	974,252
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,477,182	4,906,391
FVPL - Assets
Financial instruments
Carrying amount of financial assets	594,479	380,974
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	419,313	412,184
Not classified
Financial instruments
Carrying amount of financial assets	195,014	196,211
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,370,890	1,403,492
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	199,906	198,462
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	1,170,984	1,205,030
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	199,906	198,462
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,159,817	3,471,213
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,073,467	3,389,314
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	86,350	81,899
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	34,752	165,299
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	34,752	165,299
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,120,529	855,756
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	197,979	146,748
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	394,573	182,512
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	419,313	412,184
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	108,664	114,312
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	7,463	1,990
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	7,463	1,990
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	7,463	1,990
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	23,440	20,295
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	23,440	20,295
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	23,440	20,295
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial assets	6,014
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial assets	6,014
Derivatives embedded in vPPAs | FVPL - Assets
Financial instruments
Carrying amount of financial assets	6,014
Equity investments.
Financial instruments
Carrying amount of financial assets	209,628	153,182
Equity investments. | Level 1
Financial instruments
Fair value of financial assets	90,047	48,888
Equity investments. | Level 2
Financial instruments
Fair value of financial assets	78,818	72,292
Equity investments. | Level 3
Financial instruments
Fair value of financial assets	40,763	32,002
Equity investments. | FVPL - Assets
Financial instruments
Carrying amount of financial assets	131,991	82,072
Equity investments. | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	77,637	71,110
Debt securities
Financial instruments
Carrying amount of financial assets	432,835	421,219
Debt securities | Level 1
Financial instruments
Fair value of financial assets	432,835	421,219
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	91,159	80,145
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	341,676	341,074
Other financial assets
Financial instruments
Carrying amount of financial assets	441,149	259,070
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	141,969
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	197,979	146,748
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	141,969
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 101,201	€ 112,322